Accrues Expenses and Other Long Term Liabilities - Other Long Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Other Accrued Liabilities [Line Items]
Other long term liabilities	$ 11,783	$ 10,361
Management fees [Member]
Other Accrued Liabilities [Line Items]
Other long term liabilities	3,792	3,092
Facilities [Member]
Other Accrued Liabilities [Line Items]
Other long term liabilities	2,978	3,074
Compensation and benefits [Member]
Other Accrued Liabilities [Line Items]
Other long term liabilities	1,842	2,204
Restructuring [Member]
Other Accrued Liabilities [Line Items]
Other long term liabilities	1,041
Interest [Member]
Other Accrued Liabilities [Line Items]
Other long term liabilities	$ 2,130	$ 1,991